Note 2 - Basis of Preparation (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
Name of Subsidiary	Country of Incorporation	Principal Activity	Proportion of Ownership Interest
			September 30, 2023	March 31, 2023
Sierra Gold & Silver Ltd.	USA	Holding Company	100%	100%
Sequoia Gold & Silver Ltd.	Canada	Holding Company	100%	100%